Summary of significant accounting policies - Additional information (Details) - BRL (R$)	1 Months Ended				12 Months Ended
	Aug. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Increased credit risk when contractual payments are past due					30 days
Combined tax rate in Brazil					34.00%	34.00%	34.00%
Applicable surcharge tax rate					10.00%
Monthly minimum income for surcharge					R$ 20,000
Annual minimum income for surcharge					R$ 240,000
Social contribution tax on net income		20.00%		20.00%	9.00%
Loss carryforwards used to offset taxable profit					30.00%
PIS tax rate					1.65%
COFINS tax rate					7.60%
Rate applicable to companies under PPM PIS					0.65%
Rate applicable to companies under PPM COFINS					3.00%
360 days
Summary of Significant Accounting Policies [Line Items]
Period for write-off of Loans and Receivables					360 days
Stage 1
Summary of Significant Accounting Policies [Line Items]
Provision of Expected credit loss on financial assets					12 months
Stage 2
Summary of Significant Accounting Policies [Line Items]
Provision of Expected credit loss on financial assets					30 days
Stage 3
Summary of Significant Accounting Policies [Line Items]
Provision of Expected credit loss on financial assets					90 days
Bottom of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues					2.00%
Top of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues					5.00%
Financial Institutions and Insurance Companies
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income		15.00%			15.00%
Rate applicable to companies under PPM PIS					1.00%
Rate applicable to companies under PPM COFINS					4.00%
Financial Institutions
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income	21.00%		25.00%
Social contribution tax on net income temporary increase	1.00%		5.00%
Insurance Companies
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income	16.00%		20.00%
Federal Income Tax
Summary of Significant Accounting Policies [Line Items]
Combined tax rate in Brazil					15.00%